Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

NOTE 5—GOODWILL AND OTHER INTANGIBLES

At December 31, 2014 and 2013, intangible assets consisted of the following:

	Weighted-Average Period (In Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2014
Intangible assets:
Lease related intangibles	6.8	$3,621	$(825)	$2,796
Non-compete agreements	0.1	30	(16)	14
Trade names	0.7	750	(553)	197

Total intangible assets	7.6	$4,401	$(1,394)	$3,007

As of December 31, 2013
Intangible assets:
Lease related intangibles	10.1	$1,345	$(621)	$724
Non-compete agreements	0.1	30	(11)	19
Trade names	2.9	750	(536)	214

Total intangible assets	13.1	$2,125	$(1,168)	$957

Amortization of other intangible assets was $231, $104, and $108, for the years ended December 31, 2014, 2013 and 2012, respectively.

Amortization expense of intangible assets for fiscal years 2015 through 2019 and thereafter is estimated to be approximately $490, $482, $473, $448, $447 and $667, respectively, with a remaining weighted average useful life of 7.6 years.

The following table discloses the changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013:

	2014
	December 31, 2013	Additions	Impairments	December 31, 2014
Goodwill, gross	$112,617	$51,138	$—	$163,755
Accumulated impairment losses	(38,240)	—	—	(38,240)

Total goodwill, net	$74,377	$51,138	$—	$125,515

	2013
	December 31, 2012	Additions	Impairments	December 31, 2013
Goodwill, gross	$82,817	$29,800	$—	$112,617
Accumulated impairment losses	(38,240)	—	—	(38,240)

Total goodwill, net	$44,577	$29,800	$—	$74,377